Income Taxes - Schedule of the Differences Between the Statutory Tax Rate and the Company's Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal tax expense rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%	0.00%
Non-deductible stock-based compensation	(7.00%)	(2.00%)	(2.00%)
Change in valuation allowance	(14.00%)	(19.00%)	(19.00%)
Other	0.00%	0.00%	0.00%
Effective tax rate	0.00%	0.00%	0.00%